Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (Deficit) (Unaudited) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium (deficit) [member]	Non-controlling interests [member]	Total
Balance, beginning of period at Mar. 31, 2019	$ 450,032	$ (1,923,808)		$ 79,093	$ 1,088,538	$ 146,965		$ 13,029	$ (25,540)	$ (399)
Statement Line Items [Line Items]
Profit (Loss) for the period	(195,586)									(34)	$ (195,620)
Balance, end of period at Sep. 30, 2019	254,446	(1,949,167)	$ (1,694,721)	85,596	1,098,569	146,965	$ 1,245,534	13,029	(31,798)	(384)	(382,744)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(25,359)
Other comprehensive income				6,503
Issuance of shares due to Recapitalization
Issuance cost associated with Recapitalization
Share-based units exercised					10,031				(10,031)
Settled with common shares
Settled with common shares											195,620
Add: Share-based compensation expense									8,784
Discontinued operations									254
Transferred from equity component
Less: Share-based units exercised					10,031				(10,031)
Share-based compensation adjustment									(3,450)
Non-cash deferred share grant distributions									(1,815)
Foreign exchange impact on non-controlling interest										49
Profit (loss) for the period	(195,586)									(34)	(195,620)
Balance, beginning of period at Mar. 31, 2019	450,032	(1,923,808)		79,093	1,088,538	146,965		13,029	(25,540)	(399)
Balance, end of period at Mar. 31, 2020	140,446	(1,950,003)		84,651	1,099,864	146,965	1,246,829	13,029	(29,826)	(414)	(495,288)
Statement Line Items [Line Items]
Issuance of shares due to Recapitalization
Issuance cost associated with Recapitalization
Share-based units exercised					11,326
Settled with common shares
Less: Share-based units exercised					11,326
Profit (Loss) for the period	27,897									(113)	27,784
Balance, end of period at Sep. 30, 2020	168,343	(1,950,026)	$ (1,781,683)	87,067	1,537,110		$ 1,537,110		(12,828)	(415)	(170,749)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		$ (23)
Other comprehensive income				$ 2,416
Issuance of shares due to Recapitalization					438,642
Issuance cost associated with Recapitalization					(1,572)
Share-based units exercised					176				(176)
Settled with common shares						$ (146,965)
Settled with common shares								$ (13,029)			(27,784)
Add: Share-based compensation expense									4,122
Discontinued operations
Transferred from equity component									13,029
Less: Share-based units exercised					$ 176				(176)
Share-based compensation adjustment
Non-cash deferred share grant distributions									$ 23
Foreign exchange impact on non-controlling interest										112
Profit (loss) for the period	$ 27,897									$ (113)	$ 27,784